Equipment and Leasehold Improvements (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Equipment and Leasehold Improvements

	June 30, 2016		March 31, 2016
		Accumulated		Accumulated
	Cost	Amortization	Cost	Amortization
Computer equipment	$3,558	$2,199	$3,558	$2,089
Production equipment	67,367	29,719	67,367	27,738
Leasehold improvements	48,927	27,038	42,290	18,136
Total	$119,852	$58,956	$113,215	$47,963

Net carrying amount		$60,896		$65,252

		March 31, 2016		March 31, 2015
		Accumulated		Accumulated
	Cost	Amortization	Cost	Amortization
Computer equipment	$3,558	$2,089	$3,558	$1,459
Production equipment	67,367	27,738	67,367	17,831
Leasehold improvements	42,290	18,136	33,649	7,784
Total	$113,215	$47,963	$104,574	$27,074

Net carrying amount		$65,252		$77,500